Related-party balances and transactions (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additional retirement and pension benefits paid	R$ 1,605,832		R$ 1,583,449
Actuarial liability amount	2,095,517		2,098,622
Other liabilities, current	9,197		8,876
Other liabilities, non-current	103,572		99,279
Expenses related to personnel assigned by SABESP to other state government entities	3,518	R$ 672
Non-operating assets	3,613		3,613
Net actuarial liability	35,713		44,249
Compensation to officers	2,470	1,658
Bonus program	540	R$ 285
Balance of principal and interest of Sabesp Olimpia	81,059
Financing amount	1,136		1,278
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Other assets, current	812		694
Other assets, non current	R$ 2,814		R$ 2,814